SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Short Intermediate Bond Fund (each, a “Fund” and together, the “Funds”)

                Effective December 1, 2009, Wells Capital Management Inc. (“Wells Capital”) will replace Tattersall Advisory Group, Inc. (“TAG”), and, in the case of Evergreen Core Plus Bond Fund, will also replace First International Advisors, LLC, as sub-advisor to the Funds pursuant to new interim sub-advisory agreements between Evergreen Investment Management Company, LLC and Wells Capital with respect to each Fund.  Each interim agreement will be in effect until no later than April 29, 2010.  The shareholders of each Fund will meet on or around April 15, 2010 to consider a definitive sub-advisory agreement with Wells Capital, which, if approved by a Fund’s shareholders, would replace the Fund’s interim agreement.  Accordingly, the section of the prospectuses for Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund entitled “Fund Management – Sub-Advisor(s)” is replaced with the following:

TattersallAdvisory Group, Inc. (TAG)is a sub-advisor to High Income Fund and U.S. Government Fund. TAG has been managing fixed income accounts since 1976. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.  There is no additional charge to the Funds for the services provided by TAG.

Wells Capital Management Inc. (Wells Capital)is a sub-advisor to Core Bond Fund and Core Plus Bond Fund. Wells Capital provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. Wells Capital is located at 525 Market Street, San Francisco, California 94105.

EIMC pays a portion of its advisory fee to Wells Capital for its services.  There is no additional charge to the Funds for the services provided by Wells Capital.

The section of the prospectuses for Evergreen Short Intermediate Bond Fund entitled “Fund Management – Sub-Advisor(s)” is replaced with the following:

TattersallAdvisory Group, Inc. (TAG)is a sub-advisor to Adjustable Rate Fund. TAG has been managing fixed income accounts since 1976. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.  There is no additional charge to the Fund for the services provided by TAG.

Wells Capital Management Inc (Wells Capital)is a sub-advisor to Short Intermediate Bond Fund. Wells Capital provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. Wells Capital is located at 525 Market Street, San Francisco, California 94105.

EIMC pays a portion of its advisory fee to Wells Capital for its services.  There is no additional charge to the Fund for the services provided by Wells Capital.

II.            Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund (each, a “Fund” and together, the “Funds”)

Effective December 1, 2009, each Fund is managed by Troy Ludgood, Thomas O’Connor, CFA, Lynne A. Royer and William Stevens. Accordingly, the section of the prospectuses for the Funds entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Core Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Troy Ludgood/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2004-Present	Senior Portfolio Manager
Thomas O’Connor, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2000-Present	Senior Portfolio Manager
Lynne A. Royer/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1996-Present	Senior Portfolio Manager
William Stevens/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1992-Present	Senior Portfolio Manager

Short Intermediate Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Troy Ludgood/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2004-Present	Senior Portfolio Manager
Thomas O’Connor, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2000-Present	Senior Portfolio Manager
Lynne A. Royer/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1996-Present	Senior Portfolio Manager
William Stevens/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1992-Present	Senior Portfolio Manager

III.       Evergreen Core Plus Bond Fund (the “Fund”)

Effective December 1, 2009, the Fund is managed by Michael Bray, CFA, D. James Newton II, CFA, CPA, Thomas M. Price, CFA and Janet S. Rilling, CFA, CPA. Accordingly, the section of the prospectuses for the Fund entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Core Plus Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Michael Bray, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 2005-Present Windward Capital, LLC 2004-2005 State Street Research and Management 1996-2004	Senior Portfolio Manager Principal Managing Director
D. James Newton II, CFA, CPA/2009	Portfolio Manager	Wells Capital or predecessor firm 2002-Present	Portfolio Manager
Thomas M. Price, CFA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1996-Present	Senior Portfolio Manager
Janet S. Rilling, CFA, CPA/2009	Senior Portfolio Manager	Wells Capital or predecessor firm 1995-Present	Senior Portfolio Manager

November 18, 2009                                                                                                                               585619 (11/09)